Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Sep. 01, 2017
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated December 20, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2017
Effective on or about January 1, 2018, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified to add the following Principal Risk:
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
The rest of the section remains the same.

Multi-Manager Directional Alternative Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated December 20, 2017
to the Prospectus and Summary Prospectus, each as supplemented, of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2017
Effective on or about January 1, 2018, the changes described in this Supplement are hereby made to the Fund’s Prospectus.
The information under the caption "Principal Risks" in the "Summary of the Fund" section is hereby modified to add the following Principal Risk:
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
The rest of the section remains the same.